Investment in joint ventures - Detail movement (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in joint ventures
Carrying value beginning balance	€ 0	€ 0
Carrying value ending balance	€ 0	€ 0